SHAREHOLDERS' EQUITY (Summary of Restricted Stock Unit Activity) (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of shares upon exercise
Outstanding at beginning of year	1,763,017	1,652,060
Granted	1,149,500	869,250
Vested	(681,433)	(570,000)
Forfeited	(293,176)	(188,293)
Unvested at end of year	1,937,908	1,763,017
Weighted average share price
Outstanding at beginning of year	$ 8.63	$ 6.53
Granted	16.26	10.96
Vested	15.82	10.69
Forfeited	16.39	10.01
Unvested at end of year	$ 12.92	$ 8.63